Financing Arrangements (Details Narrative) (10-K) - USD ($)											1 Months Ended															6 Months Ended		9 Months Ended		12 Months Ended
	Oct. 23, 2015	Feb. 03, 2015	Jul. 30, 2014	Jul. 14, 2014	Jun. 24, 2014	Jun. 18, 2014	May 30, 2014	May 29, 2014	May 19, 2014	May 12, 2014	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Aug. 31, 2014	Jul. 31, 2014	May 31, 2014	Apr. 30, 2014	Mar. 31, 2014	Feb. 28, 2014	Jan. 31, 2014	Apr. 30, 2013	Feb. 28, 2013	Oct. 31, 2012	Mar. 31, 2011	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Feb. 28, 2014	Dec. 31, 2013	Apr. 30, 2015	Feb. 28, 2015	May 02, 2014
Issuance of common stock, shares												2,318,139		1,129,052														2,981,517		2,318,139	1,129,052
Issuance of common stock, value												$ 232		$ 113																$ 232	$ 113
Debt maturity date description																														January 2016 to January of 2017
Accrued interest												$ 631,611		182,184														979,000		$ 631,611	182,184
Warrants to purchase of common stock, shares												1,313				237,570														1,313
Warrants price per share												$ 60.00				$ 28.20														$ 60.00
Value of warrants outstanding												$ 537,000		146,000																$ 537,000	146,000
Amount outstanding												$ 4,990,833		4,782,538																4,990,833	4,782,538
Conversion of debt into stock																					$ 986,793								$ 752,000	752,000	7,288,025
Debt converted into the stock shares																					16,458
Proceeds from note payable																												5,181,000	750,000	1,150,000	8,261,340
Conversion of common stock																														3,704,682
Fair value of warrants																												1,938,000	$ 7,270,000	$ 3,421,670
Warrants [Member]
Warrants to purchase of common stock, shares																172,223					20,167													54,750
Warrants price per share												$ 6.75									$ 54.00									$ 6.75				$ 21.00
Conversion of debt into stock																																$ 3,285,000
Debt converted into the stock shares																																54,750
Fair value of warrants												$ 4,587
IPO [Member]
Interest expense																														$ 143,835
Debt maturity date				Jan. 31, 2016
Convertible debt conversion percentage				80.00%
Refinance amount				$ 250,000
Conversion of debt into stock																$ 6,301,241
Debt converted into the stock shares				15,098												342,612
Debt principal amount				$ 265,000
Debt interest amount				6,763
Debt beneficial conversion feature				$ 1,000,000																										0	$ 146,000
Unamortized debt												104,165																		104,165
Secured Convertible Notes, Due June Through August 2014 [Member]
Note payable outstanding																																	$ 770,000
Note bears interest rate																																	10.00%
Increase in interest rate due to default																																	5.00%
Debt conversion rate, expressed as a percentage of the per share price of the securities offered in the financing transaction																																	75.00%
Notes Payable To Directors And Affiliates [Member]
Debt maturity date description																															due between February and September of 2015
Note payable outstanding														$ 1,925,000																	$ 1,925,000
Note bears interest rate														10.00%																	10.00%
Notes Payable To Directors And Affiliates [Member] | Select Mobile Money [Member]
Debt maturity date																		May 15, 2014
Convertible debt conversion percentage																		12.50%
Conversion of debt into stock																		$ 187,500
Debt converted into the stock shares																		5,209
Short Term Notes Payable [Member] | IPO [Member]
Note bears interest rate				10.00%
Debt converted into the stock shares				198,841
Debt principal amount				$ 3,375,000
Debt interest amount				$ 204,134
Convertible Notes due March 2015 [Member]
Debt effective interest rate																																	19.00%
Note bears interest rate																																	10.00%
Debt maturity date																																	Mar. 15, 2015
Warrants to purchase of common stock, shares																																	5,834
Warrants price per share																																	$ 60.00
Debt face value																																	$ 575,000
Additional borrowed amount																																	$ 350,000
Convertible Notes due March 2015 [Member] | IPO [Member]
Debt maturity date				Mar. 31, 2015													Dec. 31, 2016
Debt face value																	$ 350,000
Debt converted into the stock shares				11,853
Debt principal amount				$ 225,000
Debt interest amount				15,015
Convertible debt outstanding amount				$ 225,000
Convertible Term Loan, Due December 2016 [Member]
Interest expense																															$ 894,444
Debt maturity date description										December 2016																							December 2016
Note bears interest rate																																	10.00%
Debt maturity date																	Mar. 31, 2015																Dec. 31, 2016
Debt face value																																	$ 4,000,000
Conversion of debt into stock						$ 1,000,000
Additional borrowed amount																																	4,000,000
Debt principal amount																															2,300,000
Debt interest amount																															140,275
Debt beneficial conversion feature																															0
Debt outstanding principal balance repayment during the period																	$ 356,616																$ 502,603
Convertible debt outstanding amount														$ 3,300,000																	3,300,000
Secured debt amount outstanding																																				$ 4,000,000
Convertible Term Loan, Due December 2016 [Member] | IPO [Member]
Maximum borrowing capacity under financing agreement												1,500,000		1,000,000																1,500,000	1,000,000
Debt maturity date description				December 2016						December 2016
Note payable outstanding												2,300,000																		2,300,000
Convertible debt conversion percentage				125.00%
IPO price percentage										125.00%
Accrued interest												370,274		140,275																370,274	140,275
Warrants to purchase of common stock, shares				705,753
Warrants price per share				$ 28.13
Conversion of debt into stock						$ 3,250,000
Debt converted into the stock shares				65,348
Debt principal amount				$ 1,000,000
Debt interest amount				$ 58,630
Warrants term				5 years
Debt beneficial conversion feature				$ 2,300,000
Convertible debt outstanding amount				$ 894,444
Convertible Subordinated Notes, due March 2012 [Member]
Note bears interest rate																									6.00%
Convertible debt conversion percentage																									25.00%
Warrants to purchase of common stock, shares																									7,163
Warrants price per share																									$ 60.00
Debt face value																									$ 1,432,561
Conversion of debt into stock																					$ 14,422		$ 200,000
Debt conversion price per share																									$ 135.00
Convertible Subordinated Notes, due March 2012 [Member] | IPO [Member]
Debt converted into the stock shares				1,667
Debt principal amount				$ 100,000
Debt interest amount				$ 19,644
Convertible Subordinated Note, due April 2015 [Member]
Note bears interest rate																						9.00%
Debt maturity date																						Apr. 01, 2015
Debt face value																						$ 200,000
Debt conversion price per share																						$ 4.00
Convertible Subordinated Note, due April 2015 [Member] | IPO [Member]
Debt converted into the stock shares				3,695
Debt principal amount				$ 200,000
Debt interest amount				$ 21,699
Convertible Subordinated Notes, due February 2015 [Member]
Debt maturity date																				Feb. 27, 2015
Debt face value																				$ 100,000												$ 100,000
Debt outstanding principal balance repayment during the period														100,000																	100,000
Equity offering																				$ 5,000,000
Convertible Subordinated Notes, due June 2015 [Member]
Debt maturity date description																	June 2015
Note bears interest rate																	8.00%
Debt face value																	$ 330,000
Convertible Subordinated Notes, due June 2015 [Member] | IPO [Member]
Convertible debt conversion percentage				80.00%
Conversion of debt into stock				$ 330,000
Debt converted into the stock shares				18,334
Debt interest amount				$ 5,017
Gross proceeds from raised of IPO				$ 6,750,000
Series Subordinated Notes [Member]
Interest expense																												$ 695,000
Note payable outstanding												415,398		$ 613,808																415,398	$ 613,808
Warrants to purchase of common stock, shares																																	35,688
Debt face value																																	$ 863,808
Conversion of debt into stock																																	$ 104,096
Debt converted into the stock shares																					15,011												5,000
Debt conversion price per share																					$ 60.00
Additional borrowed amount																																	$ 430,000
Debt principal amount																					$ 250,000									613,808
Debt interest amount																					$ 650,647									100,745
Notes Payable, due February 2015 [Member]
Note bears interest rate																					10.00%												10.00%
Convertible debt conversion percentage																															25.00%
Warrants to purchase of common stock, shares														54,750																	54,750
Warrants price per share														$ 3.60																	$ 3.60
Debt face value																					$ 150,000												$ 100,000
Debt converted into the stock shares																															20,167
Debt principal amount																															$ 13,233
Debt interest amount																															$ 250,000
Debt instrument extended due date																				Feb. 18, 2015
Warrants life range minimum																															3 years
Warrants life range maximum																															5 years
Short term notes issued in consideration for loans														$ 3,285,000																	$ 3,285,000
Fair value of warrants																															573
Notes Payable, Due January 2016 [Member]
Note payable outstanding																					$ 74,486
Debt maturity date																					Jan. 31, 2016
Proceeds from issuance of private placement																					$ 10,000,000
Notes Payable, Due January 2016 [Member] | Warrants [Member]
Warrants to purchase of common stock, shares																					5,000
Warrants price per share																					$ 5.25
Note Payable, Due August 2021 [Member]
Debt effective interest rate															30.00%
Debt maturity date description															August 2021
Note payable outstanding															$ 192,000
Note bears interest rate															0.00%
Debt face value															$ 192,000
Debt default interest rate															20.00%
Percentage of premium amount of principal majority of ownership															30.00%
Installment Note Payable - Bank [Member]
Note payable outstanding												261,000		252,000					$ 216,000											261,000	252,000
Note bears interest rate																			5.00%
Working capital purposes																			$ 113,000
Debt face value																			$ 330,020
Basis spread on variable rate																			5.00%
Debt converted into the stock shares																			330,000
Note payable to bank																			$ 330,020
Other Debt [Member]
Debt maturity date description																												Due 2016 and 2017, as a result of either the short term duration or recency of its financings or refinancings, the Company believes that the estimated fair value of its outstanding indebtedness approximates market value.
Debt face value														6,000,000																	6,000,000
Debt principal amount																															$ 0
Debt beneficial conversion feature														$ 1,612,251
Investor [Member]
Maximum borrowing capacity under financing agreement																																				4,000,000
Select Mobile Money [Member] | Notes Payable To Directors And Affiliates [Member]
Issuance of common stock, shares														25,521																	25,521
Interest expense																															$ 890,624
Repayment of debt																$ 1,731,781
Note bears interest rate																		48.00%	24.00%
Debt maturity date																			Apr. 30, 2014
Convertible debt conversion percentage																			3.125%
Debt face value																			$ 1,500,000
Conversion of debt into stock																			$ 46,875
Debt converted into the stock shares																			1,303
Debt conversion price per share																		$ 36.00
Additional borrowed amount																			$ 1,500,000
Three Director [Member] | Notes Payable To Directors And Affiliates [Member]
Proceeds from note payable																															$ 3,690,000
Directors [Member] | Three Notes Payable [Member]
Note bears interest rate														8.00%																	8.00%
Debt maturity date																															Jun. 30, 2015
Proceeds from note payable																															$ 265,000
Two Director [Member] | IPO [Member]
IPO price percentage				125.00%
Warrants to purchase of common stock, shares				150,000
Warrants price per share				$ 28.20
Warrants term				5 years
Two Director [Member] | Notes Payable, due February 2015 [Member]
Warrants to purchase of common stock, shares														47,917																	47,917
Michael Hanson [Member]
Note bears interest rate		10.00%
Debt maturity date		Jan. 31, 2016
Warrants to purchase of common stock, shares													15,533													15,533
Warrants price per share		$ 4.94											$ 7.22													$ 7.22
Conversion of debt into stock													$ 102,000
Debt converted into the stock shares													1,020
Warrants term													5 years
Debt outstanding principal balance repayment during the period		$ 450,000
Michael Hanson [Member] | Series B Convertible Preferred Stock [Member]
Conversion of common stock		$ 250,000
Share price conversion adjustment, shares		217,391
James L. Davis [Member] | Warrants [Member]
Warrants to purchase of common stock, shares														39,429																	39,429
Warrants price per share														$ 30.00																	$ 30.00
Fair value of warrants																															$ 46,000
Michael J. Hanson [Member] | Warrants [Member]
Warrants to purchase of common stock, shares														29,211																	29,211
Warrants price per share														$ 30.00																	$ 30.00
Series C Convertible Preferred Stock [Member]
Warrants to purchase of common stock, shares													670,475													670,475
Warrants price per share													$ 7.22													$ 7.22
Proceeds from note payable													$ 950,000
Proceeds from issuance of private placement													$ 2,951,000
Series C Convertible Preferred Stock [Member] | Warrants [Member]
Warrants price per share																																			$ 7.22
Series C Convertible Preferred Stock [Member] | Investor [Member]
Warrants price per share											$ 4.94
Share price conversion adjustment, shares											500
Series C Convertible Preferred Stock [Member] | Messrs. Davis and Michael J. Hanson [Member]
Note payable outstanding												$ 150,000																		$ 150,000
Note bears interest rate												10.00%	10.00%													10.00%				10.00%
Debt maturity date																														Jun. 30, 2016
Warrants to purchase of common stock, shares													60,911													60,911
Warrants price per share												$ 4.49	$ 7.22													$ 7.22				$ 4.49
Debt face value													$ 400,000													$ 400,000
Debt converted into the stock shares													4,000
Series C Convertible Preferred Stock [Member] | James L. Davis [Member]
Conversion of debt into stock																										$ 200,000
Debt converted into the stock shares																										2,000
Series C Convertible Preferred Stock [Member] | Michael J. Hanson [Member]
Conversion of debt into stock																										$ 302,000
Debt converted into the stock shares																										3,020
Minimum [Member] | Convertible Term Loan, Due December 2016 [Member]
Note bears interest rate																																	2.00%
Minimum [Member] | Series C Convertible Preferred Stock [Member] | Warrants [Member]
Warrants price per share																																			$ 1.15
Maximum [Member] | Convertible Term Loan, Due December 2016 [Member]
Note bears interest rate																																	4.00%
February 2016 [Member] | Michael J. Hanson [Member]
Note bears interest rate												10.00%																		10.00%
Debt maturity date																														Jan. 31, 2017
February 2016 [Member] | James L. Davis [Member]
Note payable outstanding												$ 150,000																		$ 150,000
Warrants to purchase of common stock, shares												16,667																		16,667
Warrants price per share												$ 4.94																		$ 4.94
February 2016 [Member] | Michael J. Hanson [Member]
Note payable outstanding												$ 75,000																		$ 75,000
Warrants to purchase of common stock, shares												8,334																		8,334
Warrants price per share												$ 4.94																		$ 4.94
February 2016 [Member] | Directors [Member]
Warrants term																														5 years
March 29, 2016 [Member] | James L. Davis [Member]
Debt maturity date																														Jan. 11, 2017
Warrants to purchase of common stock, shares												8,334																		8,334
March 29, 2016 [Member] | Michael J. Hanson [Member]
Debt maturity date																														Jan. 31, 2017
Warrants to purchase of common stock, shares												16,667																		16,667
July and August 2011 [Member] | Convertible Subordinated Notes, due March 2012 [Member]
Conversion of debt into stock																															$ 1,120,000
Debt converted into the stock shares																															8,297
Debt conversion price per share														$ 135.00																	$ 135.00
June 2011 and December 2012 [Member] | Series Subordinated Notes [Member]
Warrants to purchase of common stock, shares														780,000																	780,000
Warrants price per share														$ 4.00																	$ 4.00
Warrant expiration term																															November 2015
Debt face value														$ 7,800,000																	$ 7,800,000
Due December 2014 [Member] | Series Subordinated Notes [Member]
Monthly installment amount																														$ 50,000
Due January 2015 [Member] | Series Subordinated Notes [Member]
Monthly installment amount																														50,000
Due February 2015 [Member] | Series Subordinated Notes [Member]
Monthly installment amount																														50,000
Due March 2015 [Member] | Series Subordinated Notes [Member]
Monthly installment amount																														50,000
Due April 2015 [Member] | Series Subordinated Notes [Member]
Monthly installment amount																														50,000
March 30, 2016 [Member] | Series Subordinated Notes [Member]
Monthly installment amount																														30,000
November 15, 2015 [Member] | Series Subordinated Notes [Member]
Note payment due as amended																														30,000
December 15, 2015 [Member] | Series Subordinated Notes [Member]
Note payment due as amended																														30,000
January 15, 2016 [Member] | Series Subordinated Notes [Member]
Note payment due as amended																														30,000
March 31, 2016 [Member] | Series Subordinated Notes [Member]
Interest expense																														694,869
January 31, 2016 To April 30, 2016 [Member] | Notes Payable, Due January 2016 [Member]
Debt face value												$ 3,500																		3,500
January 2016 [Member] | Installment Note Payable - Bank [Member]
Note payable outstanding												$ 261,000																		$ 261,000
Note bears interest rate												5.00%																		5.00%
Working capital purposes												$ 69,000																		$ 69,000
Debt converted into the stock shares																														330,000
Senior Secured Lender [Member]
Repayment of debt																150,660
Accrued interest																$ 2,559
Warrants to purchase of common stock, shares														5,082																	5,082
Warrants price per share														$ 135.00																	$ 135.00
Warrant expiration term																															October 2017
Debt conversion rate, expressed as a percentage of the per share price of the securities offered in the financing transaction																90.00%
Senior Secured Lender [Member] | IPO [Member]
IPO price percentage							125.00%
Senior Secured Lender [Member] | Unsecured Convertible Note Payable [Member]
Maximum borrowing capacity under financing agreement							$ 150,660
Note bears interest rate							10.00%
Debt maturity date							Jul. 31, 2014
Senior Secured Lender [Member] | Investor [Member]
Maximum borrowing capacity under financing agreement																			$ 3,400,000																	$ 4,000,000
Senior Secured Lender [Member] | PIPE Transaction [Member] | Warrants [Member]
Warrants price per share												$ 3.90																		$ 3.90
Number of shares issuable upon exercise of warrant												175,911																		175,911
First Conversion Right [Member] | Convertible Term Loan, Due December 2016 [Member]
Debt maturity date description										June 2015
Convertible debt conversion percentage										90.00%
IPO price percentage										125.00%
First Conversion Right [Member] | Convertible Term Loan, Due December 2016 [Member]
Warrants coverage percentage										100.00%
Second Conversion Right [Member] | Convertible Term Loan, Due December 2016 [Member] | IPO [Member]
Warrants coverage percentage										100.00%
Prime Rate [Member] | Installment Note Payable - Bank [Member]
Note bears interest rate																			1.00%
Prime Rate [Member] | Other Debt [Member]
Note bears interest rate												3.25%		3.25%																3.25%	3.25%
Prime Rate [Member] | January 2016 [Member] | Installment Note Payable - Bank [Member]
Note bears interest rate												1.00%																		1.00%
April 2014 through April 2017 [Member] | Installment Note Payable - Bank [Member]
Debt principal amount																			$ 9,903
February 2016 Through January 2019 [Member] | January 2016 [Member] | Installment Note Payable - Bank [Member]
Debt principal amount																														$ 9,901
Secured Loan Agreement [Member] | Senior Secured Lender [Member]
Maximum borrowing capacity under financing agreement														$ 2,500,000										$ 1,500,000							$ 2,500,000
Additional borrowing capacity under financing agreement																								1,000,000
Debt payoff premium																								$ 750,000
Note bears interest rate														38.00%																	38.00%
Warrants to purchase of common stock, shares																							15,881
Warrants price per share																							$ 43.20
Secured Loan Agreement [Member] | Senior Secured Lender [Member] | Warrants [Member]
IPO price percentage																80.00%
Warrants to purchase of common stock, shares																38,114
Warrants price per share												$ 17.25				$ 18.00														$ 17.25
Value of warrants outstanding												$ 537,000		$ 146,000																$ 537,000	$ 146,000
Financing costs																															62,500
Secured Loan Agreement [Member] | Senior Secured Lender [Member] | PIPE Transaction [Member] | Warrants [Member]
Warrants to purchase of common stock, shares												49,714																		49,714
Warrants price per share												$ 4.94				$ 13.80														$ 4.94
Secured Loan Agreement [Member] | Senior Secured Lender [Member] | Minimum [Member]
Debt effective interest rate																								14.00%
Note bears interest rate																								10.00%
Secured Loan Agreement [Member] | Senior Secured Lender [Member] | Maximum [Member]
Debt effective interest rate																								20.00%
Note bears interest rate																								16.00%
Forbearance Agreement [Member] | Common Stock [Member]
Issuance of common stock, shares				44,445															1,000,000
Sale of common stock price per share				$ 22.50
Interest expense																			$ 1,000,000
Issuance of common stock, value																			$ 1,000,000
Forbearance Agreement [Member] | Senior Secured Lender [Member]
Repayment of debt								$ 2,000,000	$ 500,000
Percentage of reduction in common stock price									80.00%
Advance received								1,950,000
Note payable outstanding								$ 150,660
Loan Modification Agreement [Member] | Secured Convertible Notes, Due June Through August 2014 [Member]
Repayment of debt										$ 150,000																					$ 660,000
Warrants price per share														$ 60.00																	$ 60.00
Loan modification discount										$ 40,000
Accrued interest on debt converted																															$ 1,764
Debt face value														$ 66,055																	66,055
Loan Modification Agreement [Member] | Secured Convertible Notes, Due June Through August 2014 [Member]
Repayment of debt																															$ 70,000
Warrants price per share														$ 4.00																	$ 4.00
Debt face value														$ 1,764																	$ 1,764
Line of Credit Agreement [Member] | One Director [Member]
Line of credit principal amount																															$ 1,500,000
Line of credit interest rate														10.00%																	10.00%
Line of credit drawn down amount																											$ 1,500,000
Line of Credit Agreement [Member] | One Director [Member] | July 2014 IPO [Member]
Convertible debt conversion percentage																															20.00%
Indebtedness amount														$ 500,000																	$ 500,000
Conversion Agreement [Member] | Two Director [Member] | IPO [Member]
Debt maturity date description				due between February and March 2015
Note bears interest rate				10.00%
Convertible debt conversion percentage				20.00%
IPO price percentage				125.00%
Warrants price per share				$ 28.13
Debt principal amount				$ 1,050,000
Warrants coverage percentage				100.00%
Letter Agreement [Member] | Directors [Member]
IPO price percentage					125.00%
Warrants to purchase of common stock, shares					22,223
Warrants price per share					$ 28.20
Refinance amount					$ 1,500,000
Conversion of debt into stock					$ 500,000
Debt converted into the stock shares					27,778
Line of credit principal amount																															1,000,000
Warrants term					5 years
Line of credit accrued interest amount																															62,315
Line of credit principal owned amount																															1,500,000
Letter Agreement [Member] | Two Director [Member]
Maximum borrowing capacity under financing agreement					$ 10,000,000
Debt maturity date description					due between February and March 2015
Note bears interest rate					10.00%
Line of credit principal amount					$ 500,000
Line of credit interest rate					10.00%
Debt principal amount					$ 900,000
Line of credit maturity date					Sep. 30, 2014
Financing Commitment Letter [Member] | Michael J. Hanson [Member]
Additional borrowed amount	$ 250,000																													$ 54,857
Financing Commitment Letter [Member] | Davis [Member]
Additional borrowed amount																														$ 598,000
Financing Commitment Letter [Member] | Directors [Member]
Debt principal amount																															350,000
Debt interest amount																															$ 350,000
Financing Commitment Letter [Member] | Two Director [Member]
Note bears interest rate			10.00%
Debt maturity date			Jan. 31, 2015
Debt face value			$ 2,500,000
Debt instrument extended due date			Jan. 31, 2016
Debt default interest rate			18.00%